Stock Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Plans Details [Abstract]
Common shares unissued and available for grant	35,000,000	36,000,000	38,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of RSAs granted	$ 60.13
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Non-qualified stock option awards granted to CEO	2,750,000
Contractual term in years of stock option awards	10
Vesting period in years of stock option awards	6
Chief Executive Officer [Member] | Market-based conditions [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Aggregate grant date fair value	$ 10,500,000
Total compensation expense	300,000	500,000	2,400,000
Chief Executive Officer [Member] | Performance-based conditions [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Aggregate grant date fair value	33,800,000
Total compensation expense	0	0	0
Stock Option [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Contractual term in years of stock option awards	10
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	Stock options generally vest 25 percent per year beginning with the first anniversary of the grant date.
Intrinsic value for options exercised	374,000,000	209,000,000	206,000,000
Cash received from the exercise of stock options	580,000,000	368,000,000	503,000,000
Tax benefit realized from income tax deductions from stock option exercises	84,000,000	45,000,000	60,000,000
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	RSAs are valued based on the stock price on the date of grant and generally vest 25 percent per year, beginning with the first anniversary of the grant date.
Total fair value of shares vested	336,000,000	296,000,000	221,000,000
Weighted-average grant date fair value of RSAs granted	$ 60.13	$ 49.80	$ 45.11
Liability-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid upon vesting of PGs	$ 45,000,000	$ 66,000,000	$ 58,000,000